Pension And Other Employee Benefit Plans (Schedule Of Long-Term Asset Allocation Ranges) (Details)	12 Months Ended
Dec. 31, 2011
Minimum [Member]
Equities	60.00%
Bonds	10.00%
Property	0.00%
Other	0.00%
Maximum [Member]
Equities	80.00%
Bonds	40.00%
Property	10.00%
Other	10.00%